Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	June 30, 2022	December 31, 2021
Day 1 gain deferred revenue - current portion (1)	(12,783)	(38,242)
MTM commodity swap valuation (note 22)	(12,653)	(88)
Deferred operating cost and revenue	(4,220)	(5,584)
Current portion of operating lease liability	(2,699)	(3,076)
Liability for legacy UK tax leases (note 22)	—	(71,739)
MTM interest rate swaps valuation (note 20)	—	(17,300)
Other payables	(2,800)	(454)
Other current liabilities	(35,155)	(136,483)
(1) “Day 1 gain deferred revenue - current portion” comprised of the oil derivative embedded in the LTA of $10.0 million and the gas derivative pursuant to Amendment 3 to the LTA, indexed to the TTF of $2.8 million. Following the Hilli customer's exercise of the 2023+ expansion capacity option pursuant to Amendment 3 to the LTA, $8.6 million of the TTF gas derivative was reclassified to other non current liabilities at June 30, 2022.